BRIDGE BUILDER TRUST

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder International Equity Fund

Supplement dated January 7, 2022

to the Prospectus dated October 28, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Effective immediately, Jay C. Warner is added as a portfolio manager of the portion of the assets of the Bridge Builder Small/Mid Cap Growth Fund managed by Artisan Partners Limited Partnership (“Artisan Partners’ Allocated Portion of the Fund”). Craigh A. Cepukenas, James D. Hamel, Matthew H. Kamm, and Jason L. White continue to serve as portfolio managers of Artisan Partners’ Allocated Portion of the Fund.

Accordingly, effective immediately, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Artisan Partners” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the Bridge Builder Small/Mid Cap Growth Fund is replaced with the following:

Portfolio Managers	Position with Artisan Partners	Length of Service to the Fund
Craigh A. Cepukenas, CFA	Portfolio Manager and Managing Director	Since June 2020
James D. Hamel, CFA	Portfolio Manager and Managing Director	Since June 2020
Matthew H. Kamm, CFA	Lead Portfolio Manager and Managing Director	Since June 2020
Jason L. White, CFA	Portfolio Manager and Managing Director	Since June 2020
Jay C. Warner, CFA	Portfolio Manager	Since January 2022

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – Small/Mid Cap Growth Fund – Artisan Partners – Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Craigh A. Cepukenas, CFA, James D. Hamel, CFA, Matthew H. Kamm, CFA, and Jason L. White, CFA, have served as portfolio managers of the Small/Mid Cap Growth Fund since June 2020. Jay C. Warner, CFA, has served as a portfolio manager of the Small/Mid Cap Growth Fund since January 2022.

Mr. Cepukenas is a Managing Director of Artisan Partners. He joined Artisan Partners in 1995 as an analyst. He became a Portfolio Manager for Artisan Partners in 2004. Mr. Cepukenas holds a B.S. in Economics from the University of Wisconsin-Madison and an M.B.A. from the University of Chicago Graduate School of Business.

Mr. Hamel, CFA, is a Managing Director of Artisan Partners. He joined Artisan Partners in 1997 as an analyst. He became a Portfolio Manager for Artisan Partners in 2006 and an Associate Portfolio Manager in 2001. Mr. Hamel holds a B.S. in Finance from the University of Minnesota – Minneapolis.

Mr. Kamm, CFA, is a Managing Director of Artisan Partners. He joined Artisan Partners in 2003 as an analyst. Prior to becoming a Lead Portfolio Manager for Artisan Partners in 2013, Mr. Kamm had been a Portfolio Manager for Artisan Partners since 2012 and an Associate Portfolio Manager since 2010. Mr. Kamm holds a B.A. in Public Policy from Duke University and an M.B.A. in Finance and Operations Management from New York University.

Mr. White, CFA, is a Managing Director of Artisan Partners. He joined Artisan Partners in 2000 as an analyst. He became a Portfolio Manager for Artisan Partners in 2016 and an Associate Portfolio Manager in 2011. Mr. White holds a B.S. in History from the United States Naval Academy.

Mr. Warner, CFA, is a Portfolio Manager of Artisan Partners. He joined Artisan Partners in 2003 as an analyst. He became a Portfolio Manager for Artisan Partners in 2022 and an Associate Portfolio Manager in 2019. Mr. Warner holds a B.B.A. in accounting and an M.S. in finance, investment and banking from the University of Wisconsin-Madison. Mr. Warner is a licensed Certified Public Accountant.

B.

Effective immediately, (i) the title of the sub-section entitled “Sub-adviser Evaluation – Multi-Manager Exemptive Order” under the “Management of the Funds” section of the Prospectus is changed to “Sub-adviser Evaluation – Multi-Manager Exemptive Orders” and (ii) the following disclosure is added to the end of the last paragraph in the “Sub-adviser Evaluation – Multi-Manager Exemptive Orders” sub-section of the “Management of the Funds” section of the Prospectus:

In accordance with a separate exemptive order that the Trust and the Adviser have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, subject to certain conditions, including that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder International Equity Fund

Supplement dated January 7, 2022

to the Statement of Additional Information (“SAI”)

dated October 28, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Effective immediately, Jay C. Warner is added as a portfolio manager of the portion of the assets of the Bridge Builder Small/Mid Cap Growth Fund managed by Artisan Partners Limited Partnership (“Artisan Partners’ Allocated Portion of the Fund”). Craigh A. Cepukenas, James D. Hamel, Matthew H. Kamm, and Jason L. White continue to serve as portfolio managers of Artisan Partners’ Allocated Portion of the Fund.

Accordingly, effective immediately, the SAI is hereby supplemented and revised as follows:

1.

The sub-section entitled “Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Small/Mid Cap Growth Fund –Artisan Partners Limited Partnership (“Artisan Partners”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2021, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

All Accounts

Craigh A. Cepukenas	4	$17.8 billion	17	$15.0 billion	75	$19.0 billion

James D. Hamel	4	$17.8 billion	17	$15.0 billion	75	$19.0 billion

Matthew H. Kamm	4	$17.8 billion	17	$15.0 billion	75	$19.0 billion

Jason L.White	4	$17.8 billion	17	$15.0 billion	75	$19.0 billion

Jay C. Warner[1]	4	$18.6 billion	18	$16.1 billion	74	$19.4 billion

Accounts Subject to Performance Fees

Craigh A. Cepukenas	0	0	1	$301.9 million	5	$1.5 billion

James D. Hamel	0	0	1	$301.9 million	5	$1.5 billion

Matthew H. Kamm	0	0	1	$301.9 million	5	$1.5 billion

Jason L.White	0	0	1	$301.9 million	5	$1.5 billion

Jay C. Warner[1]	0	0	1	$320.5 million	5	$1.7 billion

1As of October 31, 2021.

As of June 30, 2021, for Messrs. Cepukenas, Hamel, Kamm, and White, and as of October 31, 2021, for Mr. Warner, the above-listed portfolio managers did not beneficially own any shares of the Fund.

B.

Effective immediately, (i) the title of the sub-section entitled “Reliance on Manager of Managers Order” under the section of the SAI entitled “The Funds’ Investment Teams” is changed to “Reliance on Multi-Manager Exemptive Orders” and (ii) the following disclosure is added to the end of the first full paragraph in the “Reliance on Multi-Manager Exemptive Orders” sub-section of the section of the SAI entitled “The Funds’ Investment Teams”:

In accordance with a separate exemptive order that the Trust and the Adviser have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, subject to certain conditions, including that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE